Guggenheim High Yield Fund Expense Example - A C Inst P Shares [Member] - Guggenheim High Yield Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 489
Expense Example, with Redemption, 3 Years	736
Expense Example, with Redemption, 5 Years	1,002
Expense Example, with Redemption, 10 Years	1,762
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,242
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,097
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	$ 1,502